Stockholders' Equity (Details) (USD $)	1 Months Ended				12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	1 Months Ended					1 Months Ended					1 Months Ended				1 Months Ended	4 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 31, 2011 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Non-vested restricted stock	Dec. 31, 2012 Non-vested restricted stock	Dec. 31, 2013 Common Stock	Nov. 30, 2013 Common Stock	Oct. 31, 2010 Common Stock	Oct. 31, 2010 Common Stock Founders	Dec. 31, 2011 Common Stock Advisors item	Oct. 31, 2010 Series A preferred stock item	Dec. 31, 2013 Series A preferred stock	Dec. 31, 2012 Series A preferred stock	Dec. 31, 2011 Series A preferred stock	Dec. 31, 2010 Series A preferred stock	Oct. 31, 2010 Series A preferred stock tranche one	Dec. 31, 2011 Series A preferred stock tranche one	Jun. 30, 2012 Series A preferred stock tranche two	Mar. 31, 2013 Series A preferred stock tranche two	Dec. 31, 2012 Series A preferred stock tranche two	Sep. 30, 2012 Series A preferred stock tranche two	Mar. 31, 2013 Series A preferred stock tranche two	Aug. 31, 2013 Series A-2 preferred stock	Oct. 31, 2011 Series A-2 preferred stock	Dec. 31, 2013 Series A-2 preferred stock	Dec. 31, 2012 Series A-2 preferred stock	Oct. 31, 2011 Series A-2 preferred stock Maximum	Aug. 31, 2013 Series A-3 preferred stock	Feb. 28, 2013 Series A-3 preferred stock	Dec. 31, 2013 Series A-3 preferred stock	Dec. 31, 2012 Series A-3 preferred stock	Oct. 31, 2011 Series A-3 preferred stock Maximum	Aug. 31, 2013 Series A-4 preferred stock	Feb. 29, 2012 Series A-4 preferred stock	Dec. 31, 2013 Series A-4 preferred stock	Dec. 31, 2012 Series A-4 preferred stock	Sep. 30, 2013 Series B preferred stock	Jul. 31, 2013 Series B preferred stock	Dec. 31, 2013 Series B preferred stock	Dec. 31, 2012 Series B preferred stock	Jul. 31, 2013 Series B-1 Preferred Stock	Dec. 31, 2013 Series B-1 Preferred Stock	Dec. 31, 2012 Series B-1 Preferred Stock	Jul. 31, 2013 Special Participation Stock	Dec. 31, 2013 Special Participation Stock	Dec. 31, 2012 Special Participation Stock	Dec. 31, 2011 Special Participation Stock	Dec. 31, 2013 Preferred stock financings
Stockholders' Equity
Number of shares issued and sold		6,800,000								6,800,000		1,958,210	45,454
Share price (in dollars per share)		$ 16.00								$ 16.00				$ 1.00												$ 1.15	$ 1.15				$ 1.70	$ 1.70				$ 1.30	$ 1.30				$ 2.00	$ 2.00		$ 2.20				$ 0.0001
Number of shares issued upon the exercise of option by underwriters	1,020,000								1,020,000
Net proceeds from the IPO	$ 113,200,000								$ 113,200,000
Reverse stock split ratio of the common stock			0.3030						0.3030
Number of shares of stock issued upon automatic conversion of outstanding convertible securities		19,114,241								19,114,241				937,500				937,500
Aggregate cash consideration for number of shares of common stock sold					113,155,000							1,000
Number of common stock issued in connection with service contract											162,685
Number of advisors													2
Aggregate cash consideration for number of shares of common stock sold in connection with service contract													12,000
Number of non-vested shares							166,949	541,218																																									2,071	4,556
Convertible preferred stock						18,278,000										18,278,000
Convertible preferred stock, par value (in dollars per share)															$ 0.0001	$ 0.0001												$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized shares															0	20,937,500												0	0				0	0				0	0			0	0		0	0
Convertible preferred stock, issued shares															0	18,437,500												0	0				0	0				0	0			0	0		0	0
Convertible preferred stock, outstanding shares	0				0	18,437,500									0	18,437,500												0	0				0	0				0	0			0	0		0	0
Number of preferred stock issued and sold														20,000,000	2,500,000	7,500,000	5,000,000		5,000,000	5,000,000	2,500,000	2,500,000	2,500,000	2,500,000	10,000,000	6,100,000					1,764,706					1,538,461					11,600,000			8,636,362
Number of tranches														2
Total cash consideration for preferred stock issued and sold															2,500,000	7,500,000	5,000,000		5,000,000	5,000,000					10,000,000	7,015,000					3,000,000					1,999,999					23,200,000			19,000,000
Number of freestanding derivative instruments																																																			0
Amount of convertible notes converted into Series A Preferred Stock														750,000
Value of shares issued upon conversion of notes payable into Series A convertible preferred stock														938,000
Beneficial conversion feature																		188,000
Number of shares authorized under stock purchase agreement																														7,000,000					3,000,000
Number of closings under stock purchase agreement				2
Number of shares agreed to sell under the agreement																											6,100,000					1,764,706					1,538,461
Value of shares agreed to sell under the agreement																					2,500,000						7,000,000					3,000,000					2,000,000
Number of additional shares obligated to purchase by the existing investors																																								12,500,000
Proceeds from additional shares issued, which was obligated to purchase by the existing investors																																								$ 25,000,000
Number of shares of Special Participation Stock authorized for issuance																																																10,000
Preferred stock, shares authorized	5,000,000				5,000,000	0
Preferred stock, outstanding shares	0				0	18,437,500									0	18,437,500												0	0				0	0				0	0			0	0		0	0
Number of shares of common stock issued in settlement of outstanding shares of Special Participation Stock																																															12,121	(10,000)
Outstanding shares of Special Participation Stock																																																0